Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Equity holders of the parent	$ (91,357)	$ (10,466)	$ (368,482)	$ (186,799)	$ (140,287)
Weighted average number of ordinary shares used in calculating basic earnings per share			271,321	242,936	241,903
Net loss per share, Basic and Diluted	$ (0.24)	$ (0.04)	$ (1.36)	$ (0.77)	$ (0.58)
Net loss per share, Diluted (in usd per share)			$ (1.36)	$ (0.77)	$ (0.58)
Stockholder Earnout Shares
Earnings per share [line items]
Securities excluded from weighted average share outstanding calculation			38,800,000
Sponsor Earnout Shares
Earnings per share [line items]
Securities excluded from weighted average share outstanding calculation			1,237,800